Segment information - Reconciliation from the Adjusted EBITA to the consolidated net income (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Unallocated expenses	¥ (5,150)		¥ (4,337)	¥ (6,190)
Inter-segment elimination	(2,420)		(1,741)	(2,586)
Non-cash share-based compensation expense	(11,180)	$ (1,621)	(13,970)	(18,546)
Amortization and impairment of intangible assets	(5,079)	(736)	(6,336)	(21,592)
Impairment of goodwill, and others	(10,007)		(11,854)	(11,540)
Income (Loss) from operations	50,150	7,270	140,905	113,350
Interest and investment income, net	87,512	12,687	20,759	(9,964)
Interest expense	(9,793)	(1,420)	(9,596)	(7,947)
Other income, net	1,518	220	3,387	6,157
Income tax expenses	(30,045)	(4,356)	(35,445)	(22,529)
Share of results of equity method investees	2,785	404	5,966	(7,735)
Net income	102,127	$ 14,805	125,976	71,332
Total segments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
BABA Adjusted EBITA AdjustedEarningsBeforeInterestTaxesAndAmortization	¥ 83,986		¥ 179,143	¥ 173,804